INVESTMENT SECURITIES (Schedule of Amortized Cost and Fair Values of Investments) (Details) - USD ($) $ in Thousands		Jun. 30, 2017	Jun. 30, 2016
AVAILABLE FOR SALE
Amortized Cost		$ 108,380	$ 107,556
Gross Unrealized Gains		156	162
Gross Unrealized Losses		(87)	(42)
Fair Value		108,449	107,676
HELD TO MATURITY
Amortized Cost		8,678	9,523
Gross Unrealized Gains		138	467
Gross Unrealized Losses		(1)
Total		8,815	9,990
Corporate Debt Securities [Member]
AVAILABLE FOR SALE
Amortized Cost		92,576	96,742
Gross Unrealized Gains		144	150
Gross Unrealized Losses		(84)	(40)
Fair Value		92,636	96,852
HELD TO MATURITY
Amortized Cost		2,698	3,543
Gross Unrealized Gains		91	228
Gross Unrealized Losses
Total		2,789	3,771
Foreign Debt Securities [Member]
AVAILABLE FOR SALE
Amortized Cost	[1]	14,474	8,780
Gross Unrealized Gains	[1]	12	5
Gross Unrealized Losses	[1]		(2)
Fair Value	[1]	14,486	8,783
Obligations of States and Political Subdivisions [Member]
AVAILABLE FOR SALE
Amortized Cost		1,330	2,034
Gross Unrealized Gains			7
Gross Unrealized Losses		(3)
Fair Value		1,327	2,041
HELD TO MATURITY
Amortized Cost		5,355	5,355
Gross Unrealized Gains		41	234
Gross Unrealized Losses		(1)
Total		5,395	5,589
U.S. Government Agency Securities [Member]
HELD TO MATURITY
Amortized Cost		625	625
Gross Unrealized Gains		6	5
Gross Unrealized Losses
Total		$ 631	$ 630

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.